Fees Summary	Jul. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 575,000
Previously Paid Amount	0.00
Total Fee Amount	88.04
Total Offset Amount	0.00
Net Fee	$ 88.04